Pension schemes - Summary of net pension obligations and net pension assets (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Pension schemes
Net pension assets	£ 119	£ 129
Net pension obligation	(182)	(184)
Overall net pension balance	£ (63)	£ (55)